Annual Total Returns - Fidelity® U.S. Bond Index Fund [BarChart] - 08.31 Fidelity U.S. Bond Index Fund PRO-06 - Fidelity® U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	6.29%
Annual Return 2013	(2.19%)
Annual Return 2014	5.99%
Annual Return 2015	0.63%
Annual Return 2016	2.51%
Annual Return 2017	3.49%
Annual Return 2018	0.03%
Annual Return 2019	8.48%